PROPERTY, PLANT AND EQUIPMENT ("PP&E") - Tabular Disclosure (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Crude oil and natural gas properties
Crude oil and natural gas properties, cost	$ 15,227,076	$ 15,088,724
Crude oil and natural gas properties, depreciation, and impairment	(14,651,517)	(13,541,362)
Crude oil and natural gas properties, net book value	575,559	1,547,362
Other capital assets
Other capital assets, cost	127,527	125,265
Other capital assets, accumulated depletion, depreciation, and impairment	(108,003)	(105,021)
Other capital assets, net book value	19,524	20,244
Property, plant and equipment
Total PP&E, cost	15,354,603	15,213,989
Total PP&E, accumulated depletion, depreciation, and impairment	(14,759,520)	(13,646,383)
Property, plant and equipment	$ 595,083	$ 1,567,606	$ 1,307,071